Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Jan. 01, 2017
Disclosure restrictions to dividends distribution [line items]
Retained earnings	$ 41,999,214	$ 37,626,956		$ 26,504,779
Other comprehensive income	(71,025)	$ (80,960)
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Legal earnings reserves	3,145,849
Other comprehensive income	527,241
Net difference between amortized cost and fair value	42,680
Special reserve	$ 3,475,669
Unappropriated retained earnings [member] | Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Legal earnings reserves			$ 3,145,849
Special reserve			3,475,669
Other earnings reserves			$ 12,583,394
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings	20.00%
Income tax withholding	35.00%
Retained earnings	$ 3,475,669
Percentage of risk-weighted assets kept as capital maintenance margin	3.50%
Banco Macro SA [member] | Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Legal earnings reserves	$ 3,145,849